Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue	$ 248,217	$ 213,760	$ 169,152
Cost of revenue
Cost of revenue	122,224	97,930	63,665
Operating expenses
Selling, general and administrative	91,733	72,883	65,298
Depreciation and amortization	50,414	52,488	48,131
Intangible asset impairment loss	0	0	3,892
Total operating expenses	142,147	125,371	117,321
Operating loss	(16,154)	(9,541)	(11,834)
Interest expense, including amortization of deferred financing costs, net	23,260	23,493	24,785
Change in fair value of warrant liability	(5,267)	7,485	(235)
Loss before income taxes	(34,147)	(40,519)	(36,384)
Income tax expense (benefit)
Current	177	1,051	(1,450)
Deferred	(9,871)	(6,369)	(11,491)
Total income tax benefit	(9,694)	(5,318)	(12,941)
Net loss attributable to the Company	$ (24,453)	$ (35,201)	$ (23,443)
Loss per share:
Basic	$ (1.03)	$ (1.96)	$ (1.45)
Diluted	$ (1.03)	$ (1.96)	$ (1.45)
Weighted average shares outstanding (in Number):
Basic	41,933,050	31,650,173	31,169,435
Diluted	41,933,050	31,650,173	31,169,435
Service
Revenue
Revenue	$ 187,962	$ 172,845	$ 159,425
Cost of revenue
Cost of revenue	69,867	64,520	57,621
Product
Revenue
Revenue	60,255	40,915	9,727
Cost of revenue
Cost of revenue	$ 52,357	$ 33,410	$ 6,044